Stockholders’ Equity (Details) - Schedule of warrant activity - Unique Logistics International, Inc. [Member]	12 Months Ended
May 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Weighted average exercise price, beginning | $ / shares	$ 0.002
Weighted average exercise price exercisable, beginning | $ / shares	0.002
Weighted average exercise price, | $ / shares
Weighted average exercise price, ending | $ / shares
Weighted average exercise price exercisable, ending | $ / shares
Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding, beginning | shares	1,140,956,904
Number of warrants exercisable , beginning | shares	1,140,956,904
Number of warrants, Cancelled | shares	(1,140,956,904)
Number of warrants outstanding, ending | shares
Number of warrants exercisable, ending | shares